UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund
of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: December 31, 2006

Item 1. Reports to Stockholders.

AZL Fusion
Balanced FundSM
Annual Report
December 31, 2006
Allianz Funds

Management Discussion and Analysis	Page 1

Expense Example and Portfolio Composition	Page 3

Schedule of Portfolio Investments	Page 5

Statement of Assets and Liabilities	Page 6

Statement of Operations	Page 7

Statements of Changes in Net Assets	Page 8

Financial Highlights	Page 9

Notes to the Financial Statements	Page 10

Report of Independent Registered Public Accounting Firm	Page 14

Other Federal Income Tax Information	Page 15

Approval of Investment Advisory Agreement	Page 16

Information about Trustees and Officers	Page 19

Other Information	Page 20
This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fusion Balanced FundSM
Allianz Life Advisers, LLC serves as the Manager for the AZL Fusion Balanced FundSM.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2006?
For the 12-month period ended December 31, 2006, the AZL Fusion Balanced FundSM gained 9.49% compared to a 9.96% return for its benchmark, a composite index (the “Balanced Composite Index”) comprised of equal weightings in the S&P 500 Stock Index1 and the Lehman Brothers Aggregate Bond Index1.
The Fund generates broad diversification2 by investing in 21 underlying funds as of December 31, 2006, including funds that invest in stocks as well as funds that invest in fixed-income securities. The Fund typically holds between 45% and 55% of its assets in equity funds, with the remaining assets in bond funds.*
Stocks posted strong returns during 2006, with the S&P 500 Stock Index gaining 15.79%. Meanwhile, bonds as measured by the Lehman Brothers Aggregate Bond Index generated 4.33% return. Strong returns from the underlying AZLSM Oppenheimer International Growth Fund, AZLSM AIM International Fund and AZLSM Van Kampen Global Real Estate Fund helped the AZLSM Fusion Balanced Fund post a solid absolute gain, while weak returns in the underlying PIMCO VIT Commodity Real Return Strategy Portfolio and PIMCO VIT Real Return Portfolio detracted from performance.*
The Fund’s returns benefited from a diversified asset mix. Within its equity holdings, strong returns in international stocks, global real estate, large cap value shares and small cap value stocks held by the underlying funds boosted performance. Investments in global bonds, emerging-market bonds and high-yield bonds held by the underlying funds improved the returns of the Fund’s fixed-income allocation.*
Certain equity funds in the AZLSM Fusion Balanced Fund’s portfolio lagged the S&P 500 Stock Index and weighed on relative performance. They included the AZLSM Davis NY Venture Fund, the AZLSM Legg Mason Value Fund, the and the AZLSM Van Kampen Comstock Fund. In the fixed-income portion of the Fund’s portfolio, an allocation to Treasury inflation-protected securities (TIPS) detracted from returns against the Lehman Brothers Aggregate Bond Index.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2006.

[1]	The Standard & Poor’s 500 Stock Index (“S&P 500 Stock Index”) consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL Fusion Balanced FundSM Review
Fund Objective
The Fund seeks to achieve long term capital appreciation with preservation of capital as an important consideration. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.
The Fund is subject to the risk that principal value reacts in opposition to the movement of interest rates and that a rising interest rate environment increases the risk of loss of principal.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Funds benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Return as of December 31, 2006

		Since
		Inception
	1 Year	(4/29/05)

AZL Fusion Balanced FundSM	9.49%	10.10%

Balanced Composite Index	9.96%	9.26	%†, ††

S&P 500 Stock Index	15.79%	15.18	%†, ††

Lehman Brothers Aggregate Bond Index	4.33%	3.53	%†, ††

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain current month-end performance information, please visit www.Allianzlife.com.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

†	The Fund’s performance is compared to a composite index (the “Balanced Composite Index”) of 50% of the Standard & Poor’s 500 Stock Index and 50% of the Lehman Brothers Aggregate Bond Index. The Standard & Poor’s 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

††	The since inception performance data and hypothetical $10,000 investment for the Balanced Composite Index, the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index is calculated from 4/30/05 which is the closest available date for the Index performance.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Example and Portfolio Composition (Unaudited)

As a shareholder of the AZL Fusion Balanced Fund, (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the AZL Fusion Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Return Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

AZL Fusion Balanced Fund	$1,000.00	$1,086.80	$1.47	0.28%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Fusion Balanced Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

AZL Fusion Balanced Fund	$1,000.00	$1,023.79	$1.43	0.28%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Example and Portfolio Composition (Unaudited), continued

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investment companies, as of December 31, 2006:

Percent of
Investment	net assets*

AZL AIM International Equity Fund	4.3%

AZL Davis NY Venture Fund	6.2

AZL Franklin Small Cap Value Fund	2.6

AZL Jennison 20/20 Focus Fund	6.0

AZL Legg Mason Value Fund	7.2

AZL LMP Large Cap Growth Fund	4.0

AZL LMP Small Cap Growth Fund	2.0

AZL Neuberger Berman Regency Fund	1.5

AZL Oppenheimer Developing Markerts Fund	1.1

AZL Oppenheimer International Growth Fund	2.1

AZL PIMCO Fundamental IndexPLUS Total Return Fund	3.0

AZL Van Kampen Comstock Fund	6.0

AZL Van Kampen Global Real Estate Fund	2.1

AZL Van Kampen Mid Cap Growth Fund	2.5

PIMCO PVIT Commodity Real Return Fund	2.0

PIMCO PVIT Emerging Markets Bond Fund	7.0

PIMCO PVIT Global Bond Fund	7.9

PIMCO PVIT High Yield Fund	6.0

PIMCO PVIT Real Return Fund	7.7

PIMCO PVIT Total Return Fund	17.6

Premier VIT OpCap Mid Cap Fund	1.5

100.3%

*	Investments are shown as a percentage of net assets, not total investments. As such, the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
December 31, 2006

		Fair
Shares		Value

Affiliated Investment Companies (100.3%):

634,935	AZL AIM International Equity Fund	$11,600,262

1,232,116	AZL Davis NY Venture Fund	16,781,423

381,858	AZL Franklin Small Cap Value Fund	6,861,982

1,191,715	AZL Jennison 20/20 Focus Fund	16,588,674

1,513,707	AZL Legg Mason Value Fund*	19,799,283

933,708	AZL LMP Large Cap Growth Fund	10,915,044

445,132	AZL LMP Small Cap Growth Fund*	5,564,154

419,531	AZL Neuberger Berman Regency Fund	4,254,044

285,265	AZL Oppenheimer Developing Markets Fund	3,012,395

313,388	AZL Oppenheimer International Growth Fund*	5,891,703

801,450	AZL PIMCO Fundamental IndexPLUS Total Return Fund	8,343,092

1,377,794	AZL Van Kampen Comstock Fund	16,533,526

486,075	AZL Van Kampen Global Real Estate Fund	5,871,783

518,819	AZL Van Kampen Mid Cap Growth Fund*	6,993,676

477,823	PIMCO PVIT Commodity Real Return Fund	5,404,182

1,382,413	PIMCO PVIT Emerging Markets Bond Fund	19,298,489

1,802,338	PIMCO PVIT Global Bond Fund	21,736,200

1,969,918	PIMCO PVIT High Yield Fund	16,429,118

1,777,240	PIMCO PVIT Real Return Fund	21,202,468

4,784,293	PIMCO PVIT Total Return Fund	48,417,052

265,983	Premier VIT OpCap Mid Cap Fund	4,144,008

Total Affiliated Investment Companies (Cost $259,543,073)		275,642,558

Total Investment Securities (Cost $259,543,073)(a)—100.3%		275,642,558
Net other assets (liabilities)—(0.3)%		(697,957)

Net Assets—100.0%		$274,944,601

Percentages indicated are based on net assets as of December 31, 2006.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $261,768,359. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,552,648

Unrealized depreciation	(3,678,449)

Net unrealized appreciation	$13,874,199

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2006

AZL Fusion
Balanced
Fund

Assets

Investments in affiliates, at cost	$259,543,073

Investments in affiliates, at value	$275,642,558

Interest and dividends receivable	1,159,540

Receivable for capital shares issued	16,847

Receivable for affiliated investments sold	8,298

Prepaid expenses	3,759

Total Assets	276,831,002

Liabilities

Cash overdraft	590,388

Payable for affiliated investments purchased	1,171,908

Payable for capital shares redeemed	24,489

Manager fees payable	69,783

Administrative fees payable	5,003

Administrative and compliance services fees payable	1,224

Other accrued liabilities	23,606

Total Liabilities	1,886,401

Net Assets	$274,944,601

Net Assets Consist of:

Capital	$252,603,069

Accumulated net investment income/(loss)	4,438,691

Accumulated net realized gains/(losses) on investments	1,803,356

Net unrealized appreciation/(depreciation) on investments	16,099,485

Net Assets	$274,944,601

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,605,689

Net Asset Value (offering and redemption price per share)	$11.65

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2006

AZL Fusion
Balanced
Fund

Investment Income:

Dividends from affiliates	$5,045,565

Total Investment Income	5,045,565

Expenses:

Manager fees	407,648

Administration fees	61,512

Audit fees	8,426

Administrative and compliance services fees	2,321

Custodian fees	5,165

Legal fees	14,304

Trustees’ fees	16,386

Recoupment of prior expenses reimbursed by the Manager	74,353

Other expenses	16,759

Total Expenses	606,874

Net Investment Income/(Loss)	4,438,691

Realized and Unrealized Gains/(Losses) on Investments:

Net realized gains/(losses) on investments in affiliates	(1,478,322)

Net realized gain distributions from affiliated underlying funds	3,412,779

Change in unrealized appreciation/depreciation on investments	14,248,388

Net Realized and Unrealized Gains/(Losses) on Investments	16,182,845

Change in Net Assets Resulting from Operations	$20,621,536

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Balanced Fund

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Change in Net Assets:

Operations:

Net investment income/(loss)	$4,438,691	$677,257

Net realized gains/(losses) on investments in affiliates and net realized gain distributions from underlying funds	1,934,457	1,303,787

Change in unrealized appreciation/depreciation on investments	14,248,388	1,851,097

Change in net assets resulting from operations	20,621,536	3,832,141

Dividends to Shareholders:

From net investment income	(678,425)	—

From net realized gains on investments	(1,434,888)	—

Change in net assets resulting from dividends to shareholders	(2,113,313)	—

Capital Transactions:

Proceeds from shares issued	201,480,437	115,466,106

Proceeds from dividends reinvested	2,113,313	—

Value of shares redeemed	(64,157,411)	(2,298,208)

Change due to capital transactions	139,436,339	113,167,898

Change in net assets	157,944,562	117,000,039

Net Assets:

Beginning of period	117,000,039	—

End of period	$274,944,601	$117,000,039

Accumulated net investment income/(loss)	$4,438,691	$678,425

Share Transactions:

Shares issued	18,346,557	11,129,046

Dividends reinvested	192,119	—

Shares redeemed	(5,838,603)	(223,430)

Change in shares	12,700,073	10,905,616

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund***
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Net Asset Value, Beginning of Period	$10.73	$10.00

Investment Activities:

Net Investment Income/(Loss)	0.16	0.06

Net Realized and Unrealized Gains/(Losses) on Investments	0.85	0.67

Total from Investment Activities	1.01	0.73

Dividends to Shareholders From:

Net Investment Income	(0.03)	—

Net Realized Gains	(0.06)	—

Total Dividends	(0.09)	—

Net Asset Value, End of Period	$11.65	$10.73

Total Return*(b)	9.49%	7.30%

Ratios to Average Net Assets/Supplemental Data:

Net Assets, End of Period ($000’s)	$274,945	$117,000

Net Investment Income/(Loss)(c)	2.18%	1.75%

Expenses Before Reductions**(c)	0.30%	0.50%

Expenses Net of Reductions(c)	0.30%	0.30%

Portfolio Turnover Rate(b)	44.38%	3.96%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
December 31, 2006

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust. Accordingly, each of the Funds changed their name from the prefix “USAZ” to the prefix “AZL.” The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds”, which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2006

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

Investment Transactions and Investment Income

Securities transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

Allianz Life Advisers, LLC (the “Manager”) provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2008. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees”.

For the year ended December 31, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit

AZL Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2006

Fund’s expenses to exceed the stated limit during the respective year. At December 31, 2006, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2008

AZL Fusion Balanced Fund	$1,099

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to an agreement in effect through October 31, 2006 between the Funds and the Manager, the Manager provided certain compliance oversight and filing services to the Trust. The Manager was entitled to an amount equal to a portion of the Manager’s quarterly expenses for certain employees who supported the Trust’s compliance program. In addition, the Manager was entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC”). Pursuant to separate agreements effective November 1, 2006 between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or the “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and an annual fee of $65,000 ($75,000 prior to November 1, 2006) for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program (and providing an employee to serve as the CCO through October 31, 2006). The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees”. BISYS Fund Services LP (“BISYS”) serves, without compensation, as the distributor of the Fund.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2006, $11,801 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2006, actual Trustee compensation was $409,000 in total for both Trusts.

4. Security Purchases and Sales

For the year ended December 31, 2006, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fusion Balanced Fund	$237,066,482	$90,194,507

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2006

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

The tax character of dividends paid to shareholders during the year ended December 31, 2006 were $1,307,222 related to ordinary income and $806,091 related to net long term capital gains. Total distributions paid may differ from the Statements of changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation	Earnings

AZL Fusion Balanced Fund	$6,819,698	$1,647,635	$8,467,333	$13,874,199	$22,341,532

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Balanced Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
February 23, 2007

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 41.15% of the total ordinary income distributions paid during the year ended December 31, 2006 qualify for the corporate dividends received deduction.

For the period ended December 31, 2006 the Fund had net long term capital gains of $806,091.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Life Advisers, LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to .20% of each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2008.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. (It is not anticipated that the Manager will have the opportunity to receive such research services until such time as the Funds receive exemptive relief expanding the types of securities which the Funds may acquire.) The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from seven of the Underlying Funds for acting as a securities lending agent.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

16

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset allocation decisions, the performance of the Underlying Funds, and the impact of cash positions and Fund expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently approved at an “in-person” meeting of the Board of Trustees on October 24, 2006. In preparation for such meeting, the Trustees requested and evaluated extensive materials from the Manager, including expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, nor does the Board consider any one of them to be determinative.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2006 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through June 30, 2006. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset allocation and Underlying Fund selection decisions, and the impact on performance of cash and Fund fees.

At the Board of Trustees meeting held October 24, 2006 the Trustees noted that while the Funds had not been in operation for a sufficient time period to establish a meaningful track record, they determined that the investment performance of all of the Funds was acceptable given the limited period of their existence.

17

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2006 contract review process, Trustees were provided with information that the actual management fees for the Funds were four basis points higher than the peer group average, and that the total expense ratios for the Fusion Balanced Fund were three basis points lower than the peer group average, for the Fusion Growth Fund were nine basis points lower than the peer group average, and for the Fusion Moderate Fund were three basis points lower than the peer group average.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2003 through the end of 2006 (projected). The only advisory clients of the Manager during such period were the Trust and the Allianz Variable Insurance Products Trust.

The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2006 were approximately $1.25 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $600 million.

The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2007, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

18

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees, which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years	FOF Trust	Fund Complex

Harrison Conrad, Age 72 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Board member of Capital Re Corporation, a financial-guaranty re-insurer from 1995 to December 1999; Retired from JP Morgan after 34 years.	36	None
Roger A. Gelfenbien, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 58 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Director of Sales, Lifetouch National School Studios, 2006 to present. Vice President/ General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	36	None
Claire R. Leonardi, Age 51 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	University of CT Health Center
Arthur C. Reeds III, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus, Reinsurrance MoA, Hospitality Energy Capital, LLC Advisory Board

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years	FOF Trust	Fund Complex

Jeffrey Kletti, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Life Advisers, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	36	None
Frank C. Tonnemaker, Age 50 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/06	President and CEO, Allianz Life Financial Services, 10/2005 to present.; Managing Director of Crosswater Financial Corporation, 2003 to 2005; VP and Regional Manager of Bel Air Investment Advisors, LLC, 2002 to 2003; VP and Divisional Sales Manager of Goldman Sachs & Co., 2000 to 2002.	36	None

19

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years

Michael Radmer, Age 61 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 35 BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 6/04	Vice President of Financial Services of BISYS Fund Services from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 38 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and AML Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 35 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Life Advisers from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager of one of its affiliates to act as the Trust’s Chief Compliance Officer.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Allianz Funds

The Allianz VIP Fund of Funds are distributed by BISYS Fund Services LP. These Funds are not FDIC insured.	ANNRPT1206 2/07

AZL Fusion
Growth FundSM
Annual Report
December 31, 2006
Allianz Funds

Management Discussion and Analysis	Page 1

Expense Example and Portfolio Composition	Page 3

Schedule of Portfolio Investments	Page 5

Statement of Assets and Liabilities	Page 6

Statement of Operations	Page 7

Statements of Changes in Net Assets	Page 8

Financial Highlights	Page 9

Notes to the Financial Statements	Page 10

Report of Independent Registered Public Accounting Firm	Page 14

Other Federal Income Tax Information	Page 15

Approval of Investment Advisory Agreement	Page 16

Information about Trustees and Officers	Page 19

Other Information	Page 20
This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fusion Growth FundSM
Allianz Life Advisers, LLC serves as the Manager for the AZL Fusion Growth FundSM.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2006?
For the 12-month period ended December 31, 2006, the AZL Fusion Growth FundSM gained 12.20% compared to a 13.44% return for its benchmark, a composite index (the “Growth Composite Index”) comprised of an 80% weighting in the S&P 500 Stock Index1 and a 20% weighting in the Lehman Brothers Aggregate Bond Index1.
The Fund generates broad diversification2 by investing in 20 underlying funds as of December 31, 2006, including funds that invest in stocks as well as funds that invest in fixed-income securities. The Fund typically holds between 75% and 85% of its assets in equity funds, with the remaining assets in bond funds.*
Stocks outperformed bonds for the year, with the S&P 500 Stock Index gaining 15.79% and the Lehman Brothers Aggregate Bond Index returning 4.33%. The Fund’s allocation to equity funds generated the majority of the Fund’s absolute gain. Strong returns from the underlying AZLSM Oppenheimer International Growth Fund, AZLSM AIM International Fund and AZLSM Van Kampen Global Real Estate Fund particularly boosted absolute returns. Meanwhile, weak returns from the underlying PIMCO VIT Commodity Real Return Strategy Portfolio and PIMCO VIT Real Return Portfolio detracted from performance.*
The Fund’s returns benefited from its diversified mix of assets. Strong returns in international stocks, global real estate, large cap value shares and small cap value stocks held by the underlying funds boosted the performance of the Fund’s equity holdings. The returns of the Fund’s fixed-income allocation benefited from positions in global bonds and emerging-market bonds held by the underlying funds.*
Certain underlying equity funds lagged the S&P 500 Index, creating a drag on relative performance. They included the AZLSM Davis NY Venture Fund, the AZLSM Legg Mason Value Fund, and the AZLSM Van Kampen Comstock Fund. Among the Fund’s fixed-income holdings, an allocation to Treasury inflation-protected securities (TIPS) weakened relative returns.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2006.

[1]	The Standard & Poor’s 500 Stock Index (“S&P 500 Stock Index”) consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL Fusion Growth FundSM Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Funds benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2006

		Since
		Inception
	1 Year	(4/29/05)

AZL Fusion Growth FundSM	12.20%	14.69%

Growth Composite Index	13.44%	12.79	%†, ††

S&P 500 Stock Index	15.79%	15.18	%†, ††

Lehman Brothers Aggregate Bond Index	4.33%	3.53	%†, ††

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain current month-end performance information, please visit www.Allianzlife.com.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

†	The Fund’s performance is compared to a composite index (the “Growth Composite Index) of 80% of the Standard & Poor’s 500 Stock Index and 20% of the Lehman Brothers Aggregate Bond Index. The Standard & Poor’s 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

††	The since inception performance data and hypothetical $10,000 investment for the Growth Composite Index, the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index is calculated from 4/30/05 which is the closest available date for the Index performance.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Example and Portfolio Composition (Unaudited)

As a shareholder of the AZL Fusion Growth Fund, (the “Fund”) you incur ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the AZL Fusion Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Return Examples

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

AZL Fusion Growth Fund	$1,000.00	$1,108.20	$1.33	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Fusion Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

AZL Fusion Growth Fund	$1,000.00	$1,023.95	$1.28	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Example and Portfolio Composition (Unaudited), continued

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investment companies, as of December 31, 2006:

Percent of
Investment	net assets*

AZL AIM International Equity Fund	5.2%

AZL Davis NY Venture Fund	8.2

AZL Franklin Small Cap Value Fund	4.0

AZL Jennison 20/20 Focus Fund	9.9

AZL Legg Mason Value Fund	11.2

AZL LMP Large Cap Growth Fund	7.0

AZL LMP Small Cap Growth Fund	3.8

AZL Neuberger Berman Regency Fund	2.9

AZL Oppenheimer Developing Markerts Fund	3.0

AZL Oppenheimer International Growth Fund	3.1

AZL PIMCO Fundamental IndexPLUS Total Return Fund	3.1

AZL Van Kampen Comstock Fund	11.2

AZL Van Kampen Global Real Estate Fund	4.5

AZL Van Kampen Mid Cap Growth Fund	3.8

PIMCO PVIT Commodity Real Return Fund	3.6

PIMCO PVIT Emerging Markets Bond Fund	4.0

PIMCO PVIT Global Bond Fund	3.8

PIMCO PVIT Real Return Fund	1.9

PIMCO PVIT Total Return Fund	2.9

Premier VIT OpCap Mid Cap Fund	2.9

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such, the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
December 31, 2006

		Fair
Shares		Value

Affiliated Investment Companies (100.0%):

2,533,164	AZL AIM International Equity Fund	$46,280,899

5,378,786	AZL Davis NY Venture Fund	73,259,062

1,930,466	AZL Franklin Small Cap Value Fund	34,690,476

6,422,472	AZL Jennison 20/20 Focus Fund	89,400,812

7,733,052	AZL Legg Mason Value Fund*	101,148,322

5,406,254	AZL LMP Large Cap Growth Fund	63,199,113

2,726,177	AZL LMP Small Cap Growth Fund*	34,077,212

2,586,990	AZL Neuberger Berman Regency Fund	26,232,080

2,599,420	AZL Oppenheimer Developing Markets Fund	27,449,874

1,505,524	AZL Oppenheimer International Growth Fund*	28,303,855

2,698,945	AZL PIMCO Fundamental IndexPLUS Total Return Fund	28,096,014

8,421,673	AZL Van Kampen Comstock Fund	101,060,080

3,339,706	AZL Van Kampen Global Real Estate Fund	40,343,648

2,537,816	AZL Van Kampen Mid Cap Growth Fund*	34,209,766

2,877,644	PIMCO PVIT Commodity Real Return Fund	32,546,157

2,603,503	PIMCO PVIT Emerging Markets Bond Fund	36,344,902

2,858,242	PIMCO PVIT Global Bond Fund	34,470,396

1,445,454	PIMCO PVIT Real Return Fund	17,244,271

2,599,136	PIMCO PVIT Total Return Fund	26,303,254

1,669,138	Premier VIT OpCap Mid Cap Fund	26,005,165

Total Affiliated Investment Companies (Cost $829,231,592)		900,665,358

Total Investment Securities (Cost $829,231,592)(a)—100.0%		900,665,358
Net other assets (liabilities)—0.0%		(225,980)

Net Assets—100.0%		$900,439,378

Percentages indicated are based on net assets as of December 31, 2006.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $834,670,705. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$74,352,394

Unrealized depreciation	(8,357,741)

Net unrealized appreciation	$65,994,653

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2006

AZL
Fusion Growth
Fund

Assets

Investments in affiliates, at cost	$829,231,592

Investments in affiliates, at value	$900,665,358

Interest and dividends receivable	2,734,365

Receivable for capital shares issued	1,603,550

Prepaid expenses	10,733

Total Assets	905,014,006

Liabilities

Cash overdraft	343,860

Payable for affiliated investments purchased	3,990,324

Payable for capital shares redeemed	1,220

Manager fees payable	148,866

Administration fees payable	6,816

Administrative and compliance services fees payable	3,878

Other accrued liabilities	79,664

Total Liabilities	4,574,628

Net Assets	$900,439,378

Net Assets Consist of:

Capital	$812,386,524

Undistributed net investment income/(loss)	4,960,300

Undistributed net realized gains/(losses) on investments	11,658,788

Net unrealized appreciation/(depreciation) on investments	71,433,766

Net Assets	$900,439,378

Shares of beneficial interest (unlimited number of shares authorized, no par value)	72,064,081

Net Asset Value (offering and redemption price per share)	$12.49

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2006

AZL
Fusion Growth
Fund

Investment Income:

Interest from non-affiliates	$22,287

Dividends from affiliates	6,554,583

Total Investment Income	6,576,870

Expenses:

Manager fees	1,225,790

Administration fees	84,425

Audit fees	33,740

Administrative and compliance services fees	10,317

Custodian fees	5,537

Legal fees	45,655

Trustees’ fees	49,799

Recoupment of prior expenses reimbursed by the Manager	83,458

Other expenses	77,849

Total Expenses	1,616,570

Net Investment Income/(Loss)	4,960,300

Realized and Unrealized Gains/(Losses) on Investments:

Net realized gains/(losses) on investments in affiliates	232,563

Net realized gain distributions from underlying funds	11,437,877

Change in unrealized appreciation/depreciation on investments	60,712,172

Net Realized and Unrealized Gains/(Losses) on Investments	72,382,612

Change in Net Assets Resulting from Operations	$77,342,912

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Growth Fund

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Change in Net Assets:

Operations:

Net investment income/(loss)	$4,960,300	$429,664

Net realized gains/(losses) on investments in affiliates and net realized gain distributions from underlying funds	11,670,440	3,848,856

Change in unrealized appreciation/depreciation on investments	60,712,172	10,721,594

Change in net assets resulting from operations	77,342,912	15,000,114

Dividends to Shareholders:

From net investment income	(431,882)	—

From net realized gains on investments	(3,860,508)	—

Change in net assets resulting from dividends to shareholders	(4,292,390)	—

Capital Transactions:

Proceeds from shares issued	554,407,807	328,191,015

Proceeds from dividends reinvested	4,292,390	—

Value of shares redeemed	(73,482,692)	(1,019,778)

Change due to capital transactions	485,217,505	327,171,237

Change in net assets	558,268,027	342,171,351

Net Assets:

Beginning of period	342,171,351	—

End of period	$900,439,378	$342,171,351

Accumulated net investment income/(loss)	$4,960,300	$431,882

Share Transactions:

Shares issued	47,738,943	30,624,911

Dividends reinvested	372,602	—

Shares redeemed	(6,581,383)	(90,992)

Change in shares	41,530,162	30,533,919

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund***
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Net Asset Value, Beginning of Period	$11.21	$10.00

Investment Activities:

Net Investment Income/(Loss)	0.06	0.01

Net Realized and Unrealized Gains/(Losses) on Investments	1.29	1.20

Total from Investment Activities	1.35	1.21

Dividends to Shareholders From:

Net Investment Income	(0.01)	—

Net Realized Gains	(0.06)	—

Total Dividends	(0.07)	—

Net Asset Value, End of Period	$12.49	$11.21

Total Return*(b)	12.20%	12.10%

Ratios to Average Net Assets/Supplemental Data:

Net Assets, End of Period ($000’s)	$900,439	$342,171

Net Investment Income/(Loss)(c)	0.81%	0.42%

Expenses Before Reductions**(c)	0.26%	0.38%

Expenses Net of Reductions(c)	0.26%	0.30%

Portfolio Turnover Rate(b)	28.37%	0.58%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
December 31, 2006

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust. Accordingly, each of the Funds changed their name from the prefix “USAZ” to the prefix “AZL”. The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds”, which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2006

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

Investment Transactions and Investment Income

Securities transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

Allianz Life Advisers, LLC (the “Manager”) provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2008. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees”.

For the year ended December 31, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit

AZL Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2006

Fund’s expenses to exceed the stated limit during the respective year. At December 31, 2006, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to an agreement in effect through October 31, 2006 between the Funds and the Manager, the Manager provided certain compliance oversight and filing services to the Trust. The Manager was entitled to an amount equal to a portion of the Manager’s quarterly expenses for certain employees who supported the Trust’s compliance program. In addition, the Manager was entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC”). Pursuant to separate agreements effective November 1, 2006 between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or the “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and an annual fee of $65,000 ($75,000 prior to November 1, 2006) for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program (and providing an employee to serve as the CCO through October 31, 2006). The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees”. BISYS Fund Services LP (“BISYS”) serves, without compensation, as the distributor of the Fund.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2006, $34,945 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2006, actual Trustee compensation was $409,000 in total for both Trusts.

4. Security Purchases and Sales

For the year ended December 31, 2006, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fusion Growth Fund	$674,473,710	$173,643,716

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2006

The tax character of dividends paid to shareholders during the year ended December 31, 2006 were $1,438,825 related to ordinary income and $2,853,565 related to net long term capital gains. Total distributions paid may differ from the Statement of changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings

AZL Fusion Growth Fund	$14,926,822	$7,131,379	$22,058,201	$65,994,653	$88,052,854

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Growth Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
February 23, 2007

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 100.00% of the total ordinary income distributions paid during the year ended December 31, 2006 qualify for the corporate dividends received deduction.

For the period ended December 31, 2006 the Fund had net long term capital gains of $2,853,565.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Life Advisers, LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to .20% of each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2008.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. (It is not anticipated that the Manager will have the opportunity to receive such research services until such time as the Funds receive exemptive relief expanding the types of securities which the Funds may acquire.) The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from seven of the Underlying Funds for acting as a securities lending agent.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the

16

Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset allocation decisions, the performance of the Underlying Funds, and the impact of cash positions and Fund expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently approved at an “in-person” meeting of the Board of Trustees on October 24, 2006. In preparation for such meeting, the Trustees requested and evaluated extensive materials from the Manager, including expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, nor does the Board consider any one of them to be determinative.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2006 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through June 30, 2006. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset allocation and Underlying Fund selection decisions, and the impact on performance of cash and Fund fees.

At the Board of Trustees meeting held October 24, 2006 the Trustees noted that while the Funds had not been in operation for a sufficient time period to establish a meaningful track record, they determined that the investment performance of all of the Funds was acceptable given the limited period of their existence.

17

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2006 contract review process, Trustees were provided with information that the actual management fees for the Funds were four basis points higher than the peer group average, and that the total expense ratios for the Fusion Balanced Fund were three basis points lower than the peer group average, for the Fusion Growth Fund were nine basis points lower than the peer group average, and for the Fusion Moderate Fund were three basis points lower than the peer group average.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2003 through the end of 2006 (projected). The only advisory clients of the Manager during such period were the Trust and the Allianz Variable Insurance Products Trust.

The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2006 were approximately $1.25 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $600 million.

The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2007, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

18

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees, which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years	FOF Trust	Fund Complex

Harrison Conrad, Age 72 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Board member of Capital Re Corporation, a financial-guaranty re-insurer from 1995 to December 1999; Retired from JP Morgan after 34 years.	36	None
Roger A. Gelfenbien, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 58 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Director of Sales, Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	36	None
Claire R. Leonardi, Age 51 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	University of CT Health Center
Arthur C. Reeds III, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus, Reinsurrance MoA, Hospitality Energy Capital, LLC Advisory Board

19

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years	FOF Trust	Fund Complex

Jeffrey Kletti, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Life Advisers, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	36	None
Frank C. Tonnemaker, Age 50 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/06	President and CEO, Allianz Life Financial Services, 10/2005 to present.; Managing Director of Crosswater Financial Corporation, 2003 to 2005; VP and Regional Manager of Bel Air Investment Advisors, LLC, 2002 to 2003; VP and Divisional Sales Manager of Goldman Sachs & Co., 2000 to 2002.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years

Michael Radmer, Age 61 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 35 BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 6/04	Vice President of Financial Services of BISYS Fund Services from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 38 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and AML Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 35 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Life Advisers from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager of one of its affiliates to act as the Trust’s Chief Compliance Officer.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Allianz Funds

The Allianz VIP Fund of Funds are distributed by BISYS Fund Services LP. These Funds are not FDIC insured.	ANNRPT1206 2/07

AZL Fusion
Moderate FundSM
Annual Report
December 31, 2006
Allianz Funds

Management Discussion and Analysis	Page 1

Expense Examples and Portfolio Composition	Page 3

Schedule of Portfolio Investments	Page 5

Statement of Assets and Liabilities	Page 6

Statement of Operations	Page 7

Statements of Changes in Net Assets	Page 8

Financial Highlights	Page 9

Notes to the Financial Statements	Page 10

Report of Independent Registered Public Accounting Firm	Page 14

Other Federal Income Tax Information	Page 15

Approval of Investment Advisory Agreement	Page 16

Information about Trustees and Officers	Page 19

Other Information	Page 20
This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fusion Moderate FundSM
Allianz Life Advisers, LLC serves as the Manager for the AZLFusion Moderate FundSM.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2006?
For the 12-month period ended December 31, 2006, the AZL Fusion Moderate FundSM gained 10.71% compared to an 11.69% return for its benchmark, a (the “Moderate Composite Index”) composite index comprised of a 65% weighting in the S&P 500 Stock Index1 and a 35% weighting in the Lehman Brothers Aggregate Bond Index1.
The Fund generates broad diversification2 by investing in 21 underlying funds as of December 31, 2006, including funds that invest in stocks as well as funds that invest in fixed-income securities. The Fund typically holds between 60% and 70% of its assets in equity funds, with the remaining assets in bond funds.*
Stocks outperformed bonds during 2006. The S&P 500 Stock Index gained 15.79%, while the Lehman Brothers Aggregate Bond Index appreciated 4.33%. Strong returns from the underlying AZLSM Oppenheimer International Growth Fund, AZLSM AIM International Fund and AZLSM Van Kampen Global Real Estate Fund especially contributed to the Fund’s absolute return. Meanwhile, weak returns in the PIMCO VIT Commodity Real Return Strategy Portfolio and PIMCO VIT Real Return Portfolio detracted from performance.*
The Fund’s performance benefited from its diversified asset mix. Strong returns in international stocks, global real estate, large cap value shares and small cap value stocks held by underlying funds boosted the gains of the Fund’s equity holdings. Meanwhile positions in global bonds, emerging-market bonds and high-yield bonds held by underlying funds improved the performance of the Fund’s fixed-income allocation.*
Certain equity funds lagged the S&P 500 Stock Index and weighed on relative returns. They included the AZLSM Davis NY Venture Fund, the AZLSM Legg Mason Value Fund, and the AZLSM Van Kampen Comstock Fund. An allocation to Treasury inflation-protected securities (TIPS) weakened relative returns among the Fund’s fixed-income allocation.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2006.

[1]	The Standard & Poor’s 500 Stock Index (“S&P 500 Stock Index”) consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Diversification does not guarantee a profit nor protect against a loss.

AZL Fusion Moderate Fund SM Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investment in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.
The Fund is subject to the risk that principal value reacts in opposition to the movement of interest rates and that a rising interest rate environment increases the risk of loss of principal.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2006

		Since
		Inception
	1 Year	(4/29/05)

AZL Fusion Moderate FundSM	10.71%	11.94%

Moderate Composite Index	11.69%	11.02	%†, ††

S&P 500 Stock Index	15.79%	15.18	%†, ††

Lehman Brothers Aggregate Bond Index	4.33%	3.53	%†, ††

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain current month-end performance information, please visit www.Allianzlife.com.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

†	The Fund’s performance is compared to a composite index (the “Moderate Composite Index”) of 65% of the Standard & Poor’s 500 Stock Index and 35% of the Lehman Brothers Aggregate Bond Index. The Standard & Poor’s 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

††	The since inception performance data and hypothetical $10,000 investment for the Moderate Composite Index, the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index is calculated from 4/30/05 which is the closest available date for the Index performance.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition (Unaudited)

As a shareholder of the AZL Fusion Moderate Fund, (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the AZL Fusion Moderate Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Return Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

AZL Fusion Moderate Fund	$1,000.00	$1,096.10	$1.22	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Fusion Moderate Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06	7/1/06 - 12/31/06

AZL Fusion Moderate Fund	$1,000.00	$1,024.05	$1.17	0.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition (Unaudited), continued

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investment companies, as of December 31, 2006:

Percent of
Investments	net assets*

AZL AIM International Equity Fund	5.2%

AZL Davis NY Venture Fund	7.2

AZL Franklin Small Cap Value Fund	2.9

AZL Jennison 20/20 Focus Fund	8.0

AZL Legg Mason Value Fund	9.3

AZL LMP Large Cap Growth Fund	6.0

AZL LMP Small Cap Growth Fund	2.9

AZL Neuberger Berman Regency Fund	2.4

AZL Oppenheimer Developing Markets Fund	2.0

AZL Oppenheimer International Growth Fund	2.1

AZL PIMCO Fundamental IndexPLUS Total Return Fund	3.2

AZL Van Kampen Comstock Fund	8.2

AZL Van Kampen Global Real Estate Fund	3.4

AZL Van Kampen Mid Cap Growth Fund	2.9

PIMCO PVIT Commodity Real Return Fund	2.7

PIMCO PVIT Emerging Markets Bond Fund	5.1

PIMCO PVIT Global Bond Fund	5.8

PIMCO PVIT High Yield Fund	3.0

PIMCO PVIT Real Return Fund	4.8

PIMCO PVIT Total Return Fund	10.8

Premier VIT OpCap Mid Cap Fund	2.4

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such, the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
December 31, 2006

		Fair
Shares		Value

Affiliated Investment Companies (100.2%):

1,833,890	AZL AIM International Equity Fund	$33,505,162

3,414,927	AZL Davis NY Venture Fund	46,511,307

1,047,740	AZL Franklin Small Cap Value Fund	18,827,893

3,725,122	AZL Jennison 20/20 Focus Fund	51,853,698

4,600,696	AZL Legg Mason Value Fund*	60,177,101

3,344,856	AZL LMP Large Cap Growth Fund	39,101,362

1,490,416	AZL LMP Small Cap Growth Fund*	18,630,200

1,555,967	AZL Neuberger Berman Regency Fund	15,777,507

1,253,059	AZL Oppenheimer Developing Markets Fund	13,232,306

728,179	AZL Oppenheimer International Growth Fund*	13,689,762

1,967,634	AZL PIMCO Fundamental IndexPLUS Total Return Fund	20,483,075

4,448,782	AZL Van Kampen Comstock Fund	53,385,385

1,832,432	AZL Van Kampen Global Real Estate Fund	22,135,774

1,373,508	AZL Van Kampen Mid Cap Growth Fund*	18,514,887

1,559,428	PIMCO PVIT Commodity Real Return Fund	17,637,129

2,361,258	PIMCO PVIT Emerging Markets Bond Fund	32,963,159

3,107,047	PIMCO PVIT Global Bond Fund	37,470,987

2,326,274	PIMCO PVIT High Yield Fund	19,401,123

2,618,066	PIMCO PVIT Real Return Fund	31,233,522

6,911,794	PIMCO PVIT Total Return Fund	69,947,352

1,003,283	Premier VIT OpCap Mid Cap Fund	15,631,148

Total Affiliated Investment Companies (Cost $605,449,944)		650,109,839

Deposit Account (0.0%):

58,926	TNT Offshore Deposit Account	58,926

Total Deposit Account (Cost $58,926)		58,926

Total Investment Securities (Cost $605,508,870)(a)—100.2%		650,168,765
Net other assets (liabilities)—(0.2)%		(1,457,438)

Net Assets—100.0%		$648,711,327

Percentages indicated are based on net assets as of December 31, 2006.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $608,633,267. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,335,582

Unrealized depreciation	(6,800,084)

Net unrealized appreciation	$41,535,498

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2006

AZL
Fusion
Moderate
Fund

Assets

Investments in affiliates, at cost	$605,449,944

Investments in non-affiliates, at cost	58,926

Total investments, at cost	$605,508,870

Investments in affiliates, at value	650,109,839

Investments in non-affiliates, at value	58,926

Total investments, at value	$650,168,765

Cash	31,602

Interest and dividends receivable	2,380,454

Receivable for capital shares issued	127,383

Prepaid expenses	8,298

Total Assets	652,716,502

Liabilities

Payable for affiliated investments purchased	3,830,660

Payable for capital shares redeemed	999

Manager fees payable	108,556

Administration fees payable	6,099

Administrative and compliance services fees payable	2,828

Other accrued liabilities	56,033

Total Liabilities	4,005,175

Net Assets	$648,711,327

Net Assets Consist of:

Capital	$588,449,025

Accumulated net investment income/(loss)	7,185,236

Accumulated net realized gains/(losses) on investments	8,417,171

Net unrealized appreciation/(depreciation) on investments	44,659,895

Net Assets	$648,711,327

Shares of beneficial interest (unlimited number of shares authorized, no par value)	54,139,679

Net Asset Value (offering and redemption price per share)	$11.98

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2006

AZL
Fusion
Moderate
Fund

Investment Income:

Interest from non-affiliates	$8,155

Dividends from affiliates	8,470,335

Total Investment Income	8,478,490

Expenses:

Manager fees	959,274

Administration fees	77,395

Audit fees	20,889

Administrative and compliance services fees	6,379

Custodian fees	5,254

Legal fees	34,411

Trustees’ fees	40,378

Recoupment of prior expenses reimbursed by the Manager	111,843

Other expenses	37,430

Total Expenses	1,293,253

Net Investment Income/(Loss)	7,185,237

Realized and Unrealized Gains/(Losses) on Investments:

Net realized gains/(losses) on investments in affiliates	447,469

Net realized gain distributions from underlying funds	7,969,702

Change in unrealized appreciation/depreciation on investments	37,395,118

Net Realized and Unrealized Gains/(Losses) on Investments	45,812,289

Change in Net Assets Resulting from Operations	$52,997,526

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Moderate Fund

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Change in Net Assets:

Operations:

Net investment income/(loss)	$7,185,237	$1,033,739

Net realized gains/(losses) on investments in affiliates and net realized gain distributions from underlying funds	8,417,171	3,395,889

Change in unrealized appreciation/depreciation on investments	37,395,118	7,264,777

Change in net assets resulting from operations	52,997,526	11,694,405

Dividends to Shareholders:

From net investment income	(1,036,133)	—

From net realized gains on investments	(3,395,889)	—

Change in net assets resulting from dividends to shareholders	(4,432,022)	—

Capital Transactions:

Proceeds from shares issued	335,482,710	291,938,983

Proceeds from dividends reinvested	4,432,022	—

Value of shares redeemed	(43,084,970)	(317,327)

Change due to capital transactions	296,829,762	291,621,656

Change in net assets	345,395,266	303,316,061

Net Assets:

Beginning of period	303,316,061	—

End of period	$648,711,327	$303,316,061

Accumulated net investment income/(loss)	$7,185,236	$1,036,132

Share Transactions:

Shares issued	29,946,132	27,824,527

Dividends reinvested	396,070	—

Shares redeemed	(3,997,351)	(29,699)

Change in shares	26,344,851	27,794,828

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund***
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005(a)

Net Asset Value, Beginning of Period	$10.91	$10.00

Investment Activities:

Net Investment Income/(Loss)	0.12	0.08 #

Net Realized and Unrealized Gains/(Losses) on Investments	1.04	0.83

Total from Investment Activities	1.16	0.91

Dividends to Shareholders From:

Net Investment Income	(0.02)	—

Net Realized Gains	(0.07)	—

Total Dividends	(0.09)	—

Net Asset Value, End of Period	$11.98	$10.91

Total Return*(b)	10.71%	9.10%

Ratios to Average Net Assets/Supplemental Data:

Net Assets, End of Period ($000’s)	$648,711	$303,316

Net Investment Income/(Loss)(c)	1.50%	1.09%

Expenses Before Reductions**(c)	0.27%	0.42%

Expenses Net of Reductions(c)	0.27%	0.30%

Portfolio Turnover Rate(b)	23.53%	0.00%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

#	Average shares method used in calculation.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
December 31, 2006

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust. Accordingly, each of the Funds changed their name from the prefix “USAZ” to the prefix “AZL”. The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds”, which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2006

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

Investment Transactions and Investment Income

Securities transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

Allianz Life Advisers, LLC (the “Manager”) provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees”.

For the year ended December 31, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit

AZL Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2006

Fund’s expenses to exceed the stated limit during the respective year. At December 31, 2006, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to an agreement in effect through October 31, 2006 between the Funds and the Manager, the Manager provided certain compliance oversight and filing services to the Trust. The Manager was entitled to an amount equal to a portion of the Manager’s quarterly expenses for certain employees who supported the Trust’s compliance program. In addition, the Manager was entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC”). Pursuant to separate agreements effective November 1, 2006 between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or the “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and an annual fee of $65,000 ($75,000 prior to November 1, 2006) for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program (and providing an employee to serve as the CCO through October 31, 2006). The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees”. BISYS Fund Services LP (“BISYS”) serves, without compensation, as the distributor of the Fund.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2006, $28,150 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the year ended December 31, 2006, actual Trustee compensation was $409,000 in total for both Trusts.

4. Security Purchases and Sales

For the year ended December 31, 2006, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fusion Moderate Fund	$423,010,077	$112,715,020

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2006

The tax character of dividends paid to shareholders during the year ended December 31, 2006, were $2,241,396 related to ordinary income and $2,190,626 related to net long term capital gains. Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation	Earnings

AZL Fusion Moderate Fund	$14,488,821	$4,237,983	$18,726,804	$41,535,498	$60,262,302

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Moderate Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
February 23, 2007

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 66.66% of the total ordinary income distributions paid during the year ended December 31, 2006 qualify for the corporate dividends received deduction.

For the period ended December 31, 2006 the Fund had net long term capital gains of $2,190,626.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Life Advisers, LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2008.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. (It is not anticipated that the Manager will have the opportunity to receive such research services until such time as the Funds receive exemptive relief expanding the types of securities which the Funds may acquire.) The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from seven of the Underlying Funds for acting as a securities lending agent.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset allocation decisions, the performance of the Underlying Funds, and the impact of cash positions and Fund expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently approved at an “in-person” meeting of the Board of Trustees on October 24, 2006. In preparation for such meeting, the Trustees requested and evaluated extensive materials from the Manager, including expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, nor does the Board consider any one of them to be determinative.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2006 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through June 30, 2006. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset allocation and Underlying Fund selection decisions, and the impact on performance of cash and Fund fees.

At the Board of Trustees meeting held October 24, 2006 the Trustees noted that while the Funds had not been in operation for a sufficient time period to establish a meaningful track record, they determined that the investment performance of all of the Funds was acceptable given the limited period of their existence.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2006 contract review process, Trustees were provided with information that the actual management fees for the Funds were four basis points higher than the peer group average, and that the total expense ratios for the Fusion Balanced Fund were three basis points lower than the peer group average, for the Fusion Growth Fund were nine basis points lower than the peer group average, and for the Fusion Moderate Fund were three basis points lower than the peer group average.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2003 through the end of 2006 (projected). The only advisory clients of the Manager during such period were the Trust and the Allianz Variable Insurance Products Trust.

The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of June 30, 2006 were approximately $1.25 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $600 million.

The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2007, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

Information about Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees, which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years	FOF Trust	Fund Complex

Harrison Conrad, Age 72 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Board member of Capital Re Corporation, a financial-guaranty re-insurer from 1995 to December 1999; Retired from JP Morgan after 34 years.	36	None
Roger A. Gelfenbien, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	36	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 58 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Director of Sales, Lifetouch National School Studios, 2006 to present. Vice President/General Manager of Jostens, Inc., a manufacturer of school products, 2001 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.	36	None
Claire R. Leonardi, Age 51 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	36	University of CT Health Center
Arthur C. Reeds III, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	36	Connecticut Water Service, Inc.
Peter W. McClean, Age 62 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	36	Cyrus, Reinsurrance MoA, Hospitality Energy Capital, LLC Advisory Board

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years	FOF Trust	Fund Complex

Jeffrey Kletti, Age 40 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Life Advisers, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	36	None
Frank C. Tonnemaker, Age 50 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 10/06	President and CEO, Allianz Life Financial Services, 10/2005 to present.; Managing Director of Crosswater Financial Corporation, 2003 to 2005; VP and Regional Manager of Bel Air Investment Advisors, LLC, 2002 to 2003; VP and Divisional Sales Manager of Goldman Sachs & Co., 2000 to 2002.	36	None

Officers

Positions
Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years

Michael Radmer, Age 61 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 35 BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 6/04	Vice President of Financial Services of BISYS Fund Services from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 38 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer and AML Compliance(4) Officer	Since 11/06	Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 35 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Life Advisers from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager of one of its affiliates to act as the Trust’s Chief Compliance Officer.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Allianz Funds

The Allianz VIP Fund of Funds are distributed by BISYS Fund Services LP. These Funds are not FDIC insured.	ANNRPT1206 2/07

Item 2. Code of Ethics.
  (a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
  (b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Arthur Reeds, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

(a) Audit Fees	2005	$24,000
	2006	$25,500
(b) Audit-Related Fees	2005	$3,500
	2006	$4,000
Fees relate to the review of the annual registration statement filed with the Securities and Exchange Commission.

(c) Tax Fees	2005	$5,925
	2006	$6,225
For the preparation and review of the U.S. tax return for regulated investment companies, the return of excise tax on undistributed income of regulated investment companies and review of capital gain distribution calculations.

(d) All Other Fees	2005	$0
	2006	$0
4(e)(1)
  The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy. The Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor. The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.
4(e)(2)
  During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
4(f)
Not applicable.
4(g)

2005	$9,425
2006	$10,225
4(h)
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets

	Troy A. Sheets	Treasurer
Date      March 1, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

	Jeffrey Kletti	President
Date      March 1, 2007

By (Signature and Title)*	/s/ Troy A. Sheets

	Troy A. Sheets	Treasurer
Date      March 1, 2007

*	Print the name and title of each signing officer under his or her signature.